UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.


Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  535 Madison Avenue, 6th Floor
          New York, New York 10022


13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:


/s/ Stuart J. Zimmer            New York, New York            August 14, 2009
-----------------------      -------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           3

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:   $391,613
                                          --------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                Name
---        --------------------                ---------------------------------
1.         28-10735                            ZLP Master Utility Fund, Ltd.

2.         28-10775                            ZLP Master Opportunity Fund, Ltd.

3.         28-11923                            ZLP Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2009

COLUMN 1                         COLUMN  2       COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
----------------------------  --------------     ---------  --------    -------------------  ----------  --------   ----------------
                                                             VALUE        SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP     (X$1000)      PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE SHARED NONE
----------------------------  --------------     ---------  --------    ---------- --- ----  ----------  --------   ---- ------ ----
ADVANTAGE ENERGY INCOME FD       TR UNIT         00762L101    2,698     640,000.00                          2,3
ALLEGHENY ENERGY INC             COM             017361106   20,238     789,000.00                          1,2
ALLIANT ENERGY CORP              COM             018802108   18,944     725,000.00                          1,2
AMERICAN ELEC PWR INC            COM             025537101   12,206     422,500.00                          1,2
ATMOS ENERGY CORP                COM             049560105   15,104     603,200.00                          1,2
BUCKEYE GP HOLDINGS LP           COM UNITS LP    118167105    9,307     458,943.00                           3
CENTERPOINT ENERGY INC           COM             15189T107      277      25,000.00                          1,2
CHANGYOU COM LTD                 ADS REP CL A    15911M107      714      18,600.00                           1
CMS ENERGY CORP                  COM             125896100    9,422     780,000.00                          1,2
CONSOLIDATED EDISON INC          COM             209115104    4,865     130,000.00                          1,2
CONSTELLATION ENERGY GROUP I     COM             210371100    4,917     185,000.00                          1,2
COPANO ENERGY L L C              COM UNITS       217202100    3,404     212,100.00                           3
DTE ENERGY CO                    COM             233331107    1,280      40,000.00                          1,2
DUNCAN ENERGY PARTNERS LP        COM UNITS       265026104    4,043     250,000.00                           3
EAGLE ROCK ENERGY PARTNERS L     UNIT            26985R104      471     147,600.00                           3
EASTERN AMERN NAT GAS TR         SPERS RCT UNIT  276217106    4,502     187,569.00                           3
ENERGY TRANSFER EQUITY L P       COM UT LTD PTN  29273V100   21,822     860,168.00                           3
ENERGY TRANSFER PRTNRS L P       UNIT LTD PARTN  29273R109    6,308     155,800.00                           3
GREAT PLAINS ENERGY INC          COM             391164100   21,770   1,400,000.00                          1,2
HUGOTON RTY TR TEX               UNIT BEN INT    444717102    2,911     201,340.00                           3
IDACORP INC                      COM             451107106   10,051     384,500.00                          1,2
INERGY L P                       UNIT LTD PTNR   456615103    6,946     272,509.00                           3
KINDER MORGAN MANAGEMENT LLC     SHS             49455U100   11,496     254,501.17                          2,3
MAGELLAN MIDSTREAM HLDGS LP      COM LP INTS     55907R108    6,966     331,100.00                           3
MAGELLAN MIDSTREAM PRTNRS LP     COM UNIT RP LP  559080106    1,182      34,000.00                           3
MARKWEST ENERGY PARTNERS L P     UNIT LTD PARTN  570759100    4,432     243,500.00                           3
MV OIL TR                        TR UNITS        553859109    7,976     552,241.00                           3
NICOR INC                        COM             654086107    5,629     162,600.00                          1,2
NUSTAR GP HOLDINGS LLC           UNIT RESTG LLC  67059L102    9,165     396,395.00                           3
OGE ENERGY CORP                  COM             670837103   11,976     422,879.00                          1,2
PEPCO HOLDINGS INC               COM             713291102   12,230     910,000.00                          1,2
PG&E CORP                        COM             69331C108   18,067     470,000.00                          1,2
PICO HLDGS INC                   COM NEW         693366205      557      19,400.00                           2
PUBLIC SVC ENTERPRISE GROUP      COM             744573106   21,386     655,400.00                          1,2
SAN JUAN BASIN RTY TR            UNIT BEN INT    798241105      205      14,300.00                           2
SOUTHERN UN CO NEW               COM             844030106    8,735     475,000.00                          1,2
SPECTRA ENERGY PARTNERS LP       COM             84756N109    4,169     193,900.00                           3
SUBURBAN PROPANE PARTNERS L      UNIT LTD PARTN  864482104    7,757     183,938.00                           3
SULPHCO INC                      COM             865378103    1,469   1,596,200.00                           2
SUNOCO LOGISTICS PRTNRS L P      COM UNITS       86764L108   12,492     230,401.00                           3
TEPPCO PARTNERS L P              UT LTD PARTNER  872384102      358      12,000.00                           3
UNISOURCE ENERGY CORP            COM             909205106   17,118     645,000.00                          1,2
WESTAR ENERGY INC                COM             95709T100   14,078     750,000.00                          1,2
WGL HLDGS INC                    COM             92924F106   11,306     353,100.00                          1,2
WHITING USA TR I                 TR UNIT         966389108      286      25,761.00                           3
WILLIAMS PARTNERS L P            COM UNIT L P    96950F104    5,084     281,500.00                           3
WILLIAMS PIPELINE PARTNERS L     COM UNIT LP IN  96950K103    1,486      82,300.00                           3
XCEL ENERGY INC                  COM             98389B100   13,808     750,000.00                          1,2


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